Fair Value - Inputs (Detail) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Fair Value
Estimated fair value of Visa preferred shares	$ 25.2	$ 25.2
eService | Weighted Average Cost of Capital
Fair Value
Redeemable non-controlling interest, measurement input (as a percent)		18.00%
eService | Minimum | Growth Rate
Fair Value
Redeemable non-controlling interest, measurement input (as a percent)		3.00%
eService | Maximum | Growth Rate
Fair Value
Redeemable non-controlling interest, measurement input (as a percent)		17.20%
Blueapple | Discount for lack of marketability
Fair Value
Redeemable non-controlling interest, measurement input (as a percent)	5.00%
Put option exercise period	6 months
Predecessor
Fair Value
Estimated fair value of Visa preferred shares			$ 21.6
Predecessor | eService | Weighted Average Cost of Capital
Fair Value
Redeemable non-controlling interest, measurement input (as a percent)			17.50%
Predecessor | eService | Minimum | Growth Rate
Fair Value
Redeemable non-controlling interest, measurement input (as a percent)			2.30%
Predecessor | eService | Maximum | Growth Rate
Fair Value
Redeemable non-controlling interest, measurement input (as a percent)			13.20%